Award Timing Disclosure	12 Months Ended
Jul. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal 2024. Accordingly, we have nothing to report under Item 402(x) of Regulation
S-K.